BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Schedule of shares outstanding (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Exchangeable Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	0
Share issuance (in shares)	172,316,937
Share exchanges (in shares)	136,520
Remeasurement of liability (in shares)	0
Ending balance (in shares)	172,180,417
Class B
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	0
Share issuance (in shares)	165
Share exchanges (in shares)	0
Remeasurement of liability (in shares)	0
Ending balance (in shares)	165
BEPC Exchangeable Units
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in USD per share) | $ / shares	$ 43.15
Share issuance (in USD per share) | $ / shares	28.28
Share exchanges (in USD per share) | $ / shares	30.83
Remeasurement of liability (in USD per share) | $ / shares	0
Ending balance (in USD per share) | $ / shares	$ 0
Exchangeable and Class B Shares
Reconciliation of number of shares outstanding [abstract]
Beginning balance | $	$ 0
Share issuance | $	4,873
Share exhanges | $	(4)
Remeasurement of liability | $	2,561
Ending balance | $	$ 7,430